Common stock Preferred stock and additional paid in capital-Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended			7 Months Ended		10 Months Ended
	May. 13, 2015	Jan. 22, 2014	Apr. 13, 2015	Mar. 27, 2012	Jun. 30, 2015	Jun. 30, 2014	Jul. 11, 2010	Aug. 07, 2013	Jul. 20, 2010	Oct. 19, 2012	Nov. 04, 2010	Oct. 19, 2010	Mar. 31, 2015	Jul. 12, 2010
Preferred Stock Shares Issued						6,000,000
Common Stock, Preferred Stock Issuance, value					$ 5,383
Common stock shares issued					149,600								149,600
Common stock shares par value					$ 0.0001								$ 0.0001
Dividends paid					$ (48,836)	$ (45,029)
Issuance of four million Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share		$ 2.125
Preferred Stock Shares Issued		4,000,000
Preferred stock dividend rate		8.50%
Preferred Stock, Redemption Terms		At any time after January 21, 2019, the Series C Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price		$ 25
Follow-on offering proceeds, net		$ 96,523
Follow-on offering completion [Member]
Common stock shares issued during period				7,500,000
Common stock shares issued				67,800,000
Common stock shares par value				$ 0.0001
Public offering per share price				$ 14.1
Follow-on offering proceeds, net				$ 100,584
October fifteen to January fourteen Series B Preferred Dividends paid [Member]
Dividends paid						$ 953
Dividends paid, per common share						$ 0.476563
January fifteen to April fourteen cy Series B Preferred Dividends paid [member]
Dividends paid						$ 953
Dividends paid, per common share						$ 0.476563
January to April cy Series C Preferred Dividends paid [Member]
Dividends paid					$ 2,125	$ 1,983
Dividends paid, per common share					$ 0.531250	$ 0.495833
October fifteen to January fourteen Series B Preferred Dividends paid [Member]
Dividends paid					$ 953
Dividends paid, per common share					$ 0.476563
October to January cy Series C Preferred Dividends paid [Member]
Dividends paid					$ 2,125
Dividends paid, per common share					$ 0.531250
First Quarter Cy Dividends paid [Member]
Dividends paid					$ 21,736	$ 20,944
Dividends paid, per common share					$ 0.28	$ 0.28
Fourth Quarter Py Dividends paid [Member]
Dividends paid					$ 20,944	$ 20,196
Dividends paid, per common share					$ 0.28	$ 0.27
January to April cy Series B Preferred Dividends paid [Member]
Dividends paid			$ 953
Dividends paid, per common share			$ 0.476563
Companys authorized capital stock [Member]
Common stock authorization date									July 14, 2010
Common stock shares authorized							2,000,000
Stock split date												August 27, 2010
Common stock shares issued during period							1,000,000		24,000,000			22,000,000
Dividend per share												$ 0.88
Common Stock, Preferred Stock Issuance, value									$ 2,400
Common stock shares issued									25,000,000
Common stock shares par value							$ 0.0001
Issuance of two million Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share								$ 1.90625
Preferred Stock Shares Issued								2,000,000
Preferred stock dividend rate								7.625%
Preferred Stock, Redemption Terms								At any time after August 6, 2018, the Series B Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price								$ 25
Follow-on offering proceeds, net								$ 48,042
Second follow-on offering completion [Member]
Common stock shares issued during period										7,000,000
Common stock shares issued										74,800,000
Common stock shares par value										$ 0.0001
Public offering per share price										$ 14
Follow-on offering proceeds, net										$ 93,547
Companys Ipo completion [Member]
Common stock shares issued during period											13,300,000
Common stock shares issued											60,300,000
Common stock shares par value											$ 0.0001
Public offering per share price											$ 12
Initial Public offering proceeds, net											$ 145,543
Authorized capital stock (amended articles incorporation) [Member]
Common stock shares authorized														1,000,000,000
Common stock shares par value														$ 0.0001
Preferred Stock, Shares Authorized														100,000,000
Preferred stock shares designated as Series A Participating Preferred Stock														10,000,000
Preferred stock shares par value														$ 0.0001
Series D Preferred Stock [Member]
Dividend per share	$ 2.1875
Preferred Stock Shares Issued	4,000,000
Preferred stock dividend rate	8.75%
Preferred Stock, Redemption Terms	At any time after May 13, 2020, the Series D Preferred Stock may be redeemed, at the Company’s election at a price of $25 of liquidation preference per share.
Public offering per share price	$ 25
Follow-on offering proceeds, net	$ 96,616